Net (Loss) Income Per Share - Summary of Pertinent Data Relating to Computation of Basic and Diluted Net (Loss) Income Per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Net (loss) income	$ (6,042)	$ 4,187	$ (16,796)
Basic weighted average number of shares outstanding (in shares)	17,494,472	16,440,760	14,958,704
Diluted weighted average number of shares outstanding (in shares)	17,494,472	17,034,812	14,958,704
Stock oOtions and DSUs [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	953,557	889,685	713,918
Share Purchase Warrants [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	6,629,144	3,391,844	3,417,840